Offerings - Offering: 1	Oct. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	22.135
Maximum Aggregate Offering Price	$ 6,640,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 577.73
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock that may become issuable under the Citizens Community Bancorp, Inc. 2026 Omnibus Incentive Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. (2) Estimated solely for the purpose of calculating the registration fee under Rule 457(c) and Rule 457(h) of the Securities Act and based upon the average of the high and low prices for such stock on October 26, 2026, as reported by the NASDAQ Global Market. (3) Consists of 300,000 shares of the Registrant's common stock reserved for future issuance under the 2026 Omnibus Incentive Plan. (4) The Registrant does not have any fee offsets.